GCAT NQM Depositor III, LLC ABS-15G

Exhibit 99.21

Loan Count:	1
Fields Reviewed	Discrepancy Count	Percentage
No Discrepancies	0	0.00%

Loan Count:	1
Audit ID	Loan Number	Borrower Last Name	Field	Tape Data	Review Data